Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. Compensation Actually Paid figures do not reflect the actual amount of compensation earned by or paid to our PEO or our non-PEO NEOs during the applicable year. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For information regarding the compensation decisions made by the Compensation Committee with respect to the PEO’s or non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the Proxy Statement reporting compensation for the fiscal years presented in the Pay Versus Performance table.

Year (a)	Summary Compensation Table Total for PEO (b) ($)	Compensation Actually Paid to PEO (c)(d) ($)	Average Summary Compensation Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (e) ($)	Value of Initial Fixed $100 Investment Based on CXW TSR (f) ($)	Value of Initial Fixed $100 Investment Based on Peer Group TSR (g) ($)	Net Income (Loss) (in thousands) $	Normalized FFO (in thousands) (i) ($)
2021	$5,445,316	$7,174,536	$2,243,222	$ 2,892,714	$152	$137	$(51,896)	$225,484
2022	$5,159,741	$5,286,571	$2,126,404	$ 2,223,381	$176	$100	$122,320	$165,216
2023	$5,792,037	$7,581,408	$2,439,711	$ 3,113,536	$222	$106	$67,590	$168,436
2024	$7,471,923	$13,018,465	$2,641,510	$ 4,439,999	$332	$107	$68,868	$190,114
2025	$7,203,173	$6,572,615	$3,324,976	$ 3,090,654	$292	$105	$116,503	$220,403

Explanation of information in the columns of the table:
Columns (b) and (d)
Reflects compensation amounts reported in the Summary Compensation Table for the PEO, our CEO, and the Non-PEO NEOs, respectively, for the years shown.
Columns (c) and (e)
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:

	PEO
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$5,445,316	$5,159,741	$5,792,037	$7,471,923	$7,203,173
Less grant date fair value of stock awards	(2,600,002)	(2,600,005)	(2,799,997)	(4,000,011)	(3,000,011)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	3,312,666	2,674,182	3,594,010	6,309,144	3,204,116
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	920,210	55,790	1,193,240	3,318,386	380,166
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	96,346	(3,137)	(197,882)	(80,977)	(1,214,829)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$7,174,536	$5,286,571	$7,581,408	$13,018,465	$6,572,615

	Non-PEOs (NEO Average)
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$2,243,222	$2,126,404	$2,439,711	$2,641,510	$3,324,976
Less grant date fair value of stock awards	(999,993)	(999,996)	(1,092,503)	$(1,092,499)	(1,372,493)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	1,280,383	1,052,904	1,409,316	1,729,308	1,437,779
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	326,533	46,397	437,682	1,192,736	143,269
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	42,569	(2,328)	(80,670)	(31,056)	(442,877)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$2,892,714	$2,223,381	$3,113,536	$4,439,999	$3,090,654

Principal Executive Officer and Non-PEO Named Executive Officers (Non-PEO NEOs)
Damon T. Hininger served as PEO for the fiscal years 2021-2025. The Non-PEO NEOs included in columns (d) and (e) are as follows:

Fiscal 2021-2025
David M. Garfinkle
Patrick D. Swindle
Anthony L. Grande
Lucibeth N. Mayberry

Stock awards for our PEO and Non-PEO NEOs consist of a combination of time-based RSUs and performance-based RSUs. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards. Additionally, neither our PEO, nor our Non-PEO NEOs, participate in a defined benefit or actuarial pension plan.
Columns (f) and (g)
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Columns (f) and (g) represent the cumulative total shareholder return of the Company and the FTSE NAREIT All Equity REITs Index, respectively, over the applicable measurement period. TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020.
Column (h) and (i)
The dollar amounts reported in columns (h) and (i) represent the amount of net income attributable to common stockholders reflected in the Company’s audited financial statements and the Company-selected measure of Normalized FFO, respectively, for the applicable year. The Company believes Normalized FFO is the financial performance measure most closely linked to the calculation of compensation actually paid. Amounts in these columns are in thousands.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote
Principal Executive Officer and Non-PEO Named Executive Officers (Non-PEO NEOs)
Damon T. Hininger served as PEO for the fiscal years 2021-2025. The Non-PEO NEOs included in columns (d) and (e) are as follows:

Fiscal 2021-2025
David M. Garfinkle
Patrick D. Swindle
Anthony L. Grande
Lucibeth N. Mayberry

Peer Group Issuers, Footnote
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Columns (f) and (g) represent the cumulative total shareholder return of the Company and the FTSE NAREIT All Equity REITs Index, respectively, over the applicable measurement period. TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020.

PEO Total Compensation Amount	$ 7,203,173	$ 7,471,923	$ 5,792,037	$ 5,159,741	$ 5,445,316
PEO Actually Paid Compensation Amount	$ 6,572,615	13,018,465	7,581,408	5,286,571	7,174,536
Adjustment To PEO Compensation, Footnote
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:

	PEO
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$5,445,316	$5,159,741	$5,792,037	$7,471,923	$7,203,173
Less grant date fair value of stock awards	(2,600,002)	(2,600,005)	(2,799,997)	(4,000,011)	(3,000,011)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	3,312,666	2,674,182	3,594,010	6,309,144	3,204,116
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	920,210	55,790	1,193,240	3,318,386	380,166
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	96,346	(3,137)	(197,882)	(80,977)	(1,214,829)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$7,174,536	$5,286,571	$7,581,408	$13,018,465	$6,572,615

Non-PEO NEO Average Total Compensation Amount	$ 3,324,976	2,641,510	2,439,711	2,126,404	2,243,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,090,654	4,439,999	3,113,536	2,223,381	2,892,714
Adjustment to Non-PEO NEO Compensation Footnote
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:

	Non-PEOs (NEO Average)
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$2,243,222	$2,126,404	$2,439,711	$2,641,510	$3,324,976
Less grant date fair value of stock awards	(999,993)	(999,996)	(1,092,503)	$(1,092,499)	(1,372,493)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	1,280,383	1,052,904	1,409,316	1,729,308	1,437,779
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	326,533	46,397	437,682	1,192,736	143,269
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	42,569	(2,328)	(80,670)	(31,056)	(442,877)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$2,892,714	$2,223,381	$3,113,536	$4,439,999	$3,090,654

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and Non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Normalized FFO
Adjusted EBITDA

See the Compensation Discussion and Analysis for more information regarding how these financial performance measures are used in our executive compensation program.

Total Shareholder Return Amount	$ 292	332	222	176	152
Peer Group Total Shareholder Return Amount	$ 105	$ 107	$ 106	$ 100	$ 137
Company Selected Measure Amount	220,403,000	190,114,000	168,436,000	165,216,000	225,484,000
PEO Name	Damon T. Hininger	Damon T. Hininger	Damon T. Hininger	Damon T. Hininger	Damon T. Hininger
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 116,503,000	$ 68,868,000	$ 67,590,000	$ 122,320,000	$ (51,896,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO
Non-GAAP Measure Description
The dollar amounts reported in columns (h) and (i) represent the amount of net income attributable to common stockholders reflected in the Company’s audited financial statements and the Company-selected measure of Normalized FFO, respectively, for the applicable year. The Company believes Normalized FFO is the financial performance measure most closely linked to the calculation of compensation actually paid. Amounts in these columns are in thousands.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,011)	(4,000,011)	(2,799,997)	(2,600,005)	(2,600,002)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,204,116	6,309,144	3,594,010	2,674,182	3,312,666
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,166	3,318,386	1,193,240	55,790	920,210
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,214,829)	(80,977)	(197,882)	(3,137)	96,346
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,372,493)	(1,092,499)	(1,092,503)	(999,996)	(999,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,779	1,729,308	1,409,316	1,052,904	1,280,383
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,269	1,192,736	437,682	46,397	326,533
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,877)	(31,056)	(80,670)	(2,328)	42,569
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0